Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition - Acquisition of Dongyi Yuanda [Member] ¥ in Thousands	Jul. 31, 2018 CNY (¥)
Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition [Line Items]
Cash	¥ 120
Other current assets	88,685
Property and equipment, net	342
Other non-current assets	1,119
Goodwill	120,961
Current liabilities	(63,033)
Non-current liabilities	(14,000)
Noncontrolling interests	(65,660)
Total purchase consideration	¥ 68,534